Derivative Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net realized gains (losses) on foreign currency forward contracts		$ (10)		$ 101
Net change in unrealized (depreciation) on foreign currency forward contracts		5		(73)
Net realized and unrealized gains (losses) on foreign currency forward contracts		$ (5)		$ 28